Label	Element	Value
Class P2 Prospectus | PACE International Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PACE International Equity Investments
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) Inc., the fund's manager and administrator ("UBS AM"), exercises investment discretion and for which clients pay UBS AM a fee, or the clients pay an affiliate of UBS AM a fee and UBS AM receives compensation, to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee, and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amount listed in "Total annual fund operating expenses" may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. Such investments may be represented by investments in securities of other investment companies that invest primarily in equity securities. The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in US securities markets. Such investments may include common stocks, which may or may not pay dividends, and securities convertible into common stocks, of companies domiciled outside the US.

The fund may invest, to a limited extent, in (1) stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy, and (2) securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund invests include currency forward agreements. These derivatives may be used for risk management purposes, such as hedging the fund's currency exposure. In addition, these derivative instruments may be used to obtain or adjust exposure to certain markets.

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. The fund may also invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing the fund's return and loss potential. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on informa-

tion primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A strategy that uses fundamental research to identify companies that are attractive based on a value-oriented dividend discount model and market analysis.

•  A "long/short" or "130/30" equity strategy in which the subadvisor employs a dynamic, factor-based approach to investing using a systematic process and identifies securities to buy "long" and sell "short" based on a quantitative assessment of whether securities will outperform or underperform the market.

•  A strategy that involves achieving consistent risk adjusted excess returns by managing a concentrated portfolio of quality, growth companies generally headquartered outside of the United States.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the fund may invest may experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities deposito-

ries may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The risks associated with short sales increase when the fund invests the proceeds received upon the initial sale of the security because the fund can suffer losses on both the short position and the long position established with the short sale proceeds. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Leverage risk associated with financial instruments and practices: The use of certain financial instruments, including derivatives and other types of transactions used for investment (non-hedging) purposes (as applicable), and the engagement in certain practices, such as the investment of proceeds received in short sales, to increase potential returns may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Derivatives risk: The value of derivatives—so called because their value derives from the value of an under-lying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, and management risks. In addition, many types of derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the fund's ability to invest in derivatives, limit the fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund's performance.

Investment company risk: Investments in open- or closed-end investment companies, including exchange-traded funds, involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Model and data risk: A subadvisor for the fund may employ a complex strategy using proprietary quantitative models in selecting investments for the fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and techni-

cal issues in the construction and implementation of the models (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that a subadvisor's quantitative models will perform as expected or result in effective investment decisions for the fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results.

Multi-manager risk: The investment styles and strategies of the fund's subadvisors may not complement each other as expected by the fund's manager. The same security may be held by different subadvisors, or may be acquired by one subadvisor while another subadvisor of the fund decides to sell the same security. Subadvisors may have different views on the market causing them to make different investment decisions. For example, a subadvisor may determine that it is appropriate to take a temporary defensive position in short-term cash instruments at a time when another subadvisor deems it appropriate to maintain or increase market exposure. Because each subadvisor independently places trades for the fund, the fund may incur higher brokerage costs than would be the case if the fund only had one subadvisor. In addition, UBS AM may be subject to potential conflicts of interests in allocating fund assets because it pays different fees to the subadvisors which could impact its revenues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Mondrian Investment Partners Limited ("Mondrian") assumed day-to-day management of a portion of the fund's assets on April 1, 2004. Los Angeles Capital Management LLC ("Los Angeles Capital") assumed day-to-day management of another portion of the fund's assets on September 13, 2013. Chautauqua Capital Management—a Division of Robert W. Baird & Co. Incorporated ("Baird") assumed day-to-day management of a separate portion of the fund's assets on January 15, 2016. The Baird investment team (as employees of a different investment advisor) assumed responsibility for managing a separate portion of the fund's assets on August 5, 2013. Updated performance for the fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us-mutualfundperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	PACE International Equity InvestmentsAnnual Total Returns of Class P Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2021: 9.05% Best quarter during calendar years shown—2Q 2020: 17.11% Worst quarter during calendar years shown—1Q 2020: (22.87)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus.
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for feesand expenses.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2020)
Class P2 Prospectus | PACE International Equity Investments | MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.82%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.45%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%	[1]
Class P2 Prospectus | PACE International Equity Investments | Class P2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component1OtherExpensesOverAssets	0.33%
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component3OtherExpensesOverAssets	0.24%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.61%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,582	[4]
Class P2 Prospectus | PACE International Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2011	rr_AnnualReturn2011	(9.84%)
Annual Return 2012	rr_AnnualReturn2012	17.24%
Annual Return 2013	rr_AnnualReturn2013	19.95%
Annual Return 2014	rr_AnnualReturn2014	(2.97%)
Annual Return 2015	rr_AnnualReturn2015	(0.55%)
Annual Return 2016	rr_AnnualReturn2016	2.20%
Annual Return 2017	rr_AnnualReturn2017	25.46%
Annual Return 2018	rr_AnnualReturn2018	(13.56%)
Annual Return 2019	rr_AnnualReturn2019	19.11%
Annual Return 2020	rr_AnnualReturn2020	11.16%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.97%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.03%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 1995
Class P2 Prospectus | PACE International Equity Investments | Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.78%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.19%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%	[1]
Class P2 Prospectus | PACE International Equity Investments | Class P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.83%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.22%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.80%	[1]

[1]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amount listed in "Total annual fund operating expenses" may differ from that presented in the financial highlights.
[3]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2022 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any sub-advisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[4]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.